SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

Note 17 – SUPPLEMENTAL CASH FLOW INFORMATION

	Six-months ended
	June 30, 2021	June 30, 2020

Cash paid during the period for:
Income tax payments	$-	$-
Interest payments	$57,111	$-

Non-cash investing and financing transactions:
Shares issued for convertible notes payable and accrued interest	$-	$1,100,779
Shares issued for share settled debt	$60,835	$214,286
Shares issued for convertible notes payable and accrued interest	$9,904	$-
Shares issued on conversion of preferred shares	$2,140,976	$-

Note 19 – SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended
	December 31, 2020	December 31, 2019

Cash paid during the period for:
Income tax payments	$—	$—
Interest payments	$21,206	$46,500

Non-cash investing and financing transactions:
Shares issued for convertible notes payable and accrued interest	$5,501,965	$506,468
Shares issued and to be issued for share-settled debt	$2,246,334	$634,498
Convertible debenture issued for financing fees	$-	$250,419
Preferred shares exchanged for shares to be issued	$-	$11,541,375
Initial recognition of lease assets	$306,622	$178,202
Initial recognition of lease liabilities	$290,061	$171,648